Reverse Recapitalization (Details) - Schedule of shares of common stock issued immediately following the consummation of the Business Combination	Dec. 31, 2020 shares
Schedule of shares of common stock issued immediately following the consummation of the Business Combination [Abstract]
Common stock, outstanding prior to Business Combination	23,300,917
Less: redemption of TortoiseCorp shares	(3,308)
Common stock of TortoiseCorp	23,297,609
TortoiseCorp founder shares	5,825,230
Shares issued in PIPE	30,750,000
Shares issued in connection with forward purchase agreement	1,750,000
Business Combination, PIPE, and forward purchase agreement financing shares	61,622,839
Legacy Hyliion shares	92,278,990	[1]
Total shares of common stock immediately after Business Combination	153,901,829
Hyliion Holdings Corp. exercise of warrants	15,414,592
Total shares of common stock at December 31, 2020	169,316,421

[1]	The number of Legacy Hyliion shares was determined as follows: